Schedule of Movements in Each Class of Reserve (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Share Based-payment Reserves
Opening balance	$ 8,726,228	$ 7,309,323	$ 6,733,118
Movement in reserve due to deconsolidation of Snow Lake Resources			(1,043,848)
Options expense in period (note 28)	798,798	1,116,829	1,457,000
Performance rights granted (note 28)	(463,129)	300,076	163,053
Closing balance	$ 9,061,897	$ 8,726,228	$ 7,309,323